Other financial liabilities (Details 4) - 12 months ended Dec. 31, 2017	CLF ( ) Number	ARS ($) Number
Cerveceria Kunstmann S.A. [Member] | Contract Date 11-23-2012 [Member]
Disclosure of other financial liabilities [Line Items]
Type	Land Lote 13F1
Institution	Banco del Estado de Chile
Currency type or reset unit	UF
Contract |	22,341,000
Purchase option (UF) |	348
Number of quotas | Number	73	73
Annual Interest (%)	4.33%	4.33%
Finca La Celia S.A. [Member] | Contract Date 06-10-2014 [Member]
Disclosure of other financial liabilities [Line Items]
Type	Automotor
Institution	Banco Supervielle - Argentina
Currency type or reset unit	ARS
Contract		$ 5,151,000
Purchase option (UF)		$ 206
Number of quotas | Number	45	45
Annual Interest (%)	17.50%	17.50%
Finca La Celia S.A. [Member] | Contract Date 09-04-2014 [Member]
Disclosure of other financial liabilities [Line Items]
Type	Automotor
Institution	Banco Supervielle - Argentina
Currency type or reset unit	ARS
Contract		$ 4,908,000
Purchase option (UF)		$ 196
Number of quotas | Number	45	45
Annual Interest (%)	17.50%	17.50%
Finca La Celia S.A. [Member] | Contract Date 06-07-2017 [Member]
Disclosure of other financial liabilities [Line Items]
Type	Automotor
Institution	Banco Supervielle - Argentina
Currency type or reset unit	ARS
Contract		$ 1,782,000
Purchase option (UF)		$ 713
Number of quotas | Number	36	36
Annual Interest (%)	17.00%	17.00%